Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Equity	Equity
22.1 Equity accounts
As of December 31, 2023 and 2022, the common stock of Coca-Cola FEMSA is represented by 16,806,658,096 common shares, with no par value. Fixed capital stock is Ps. 934 (nominal value) and variable capital is unlimited.
The characteristics of the common shares are as follows:
•    Series “A” and series “D” shares are ordinary, have all voting rights and are subject to transfer restrictions;
•    Series “A” shares may only be acquired by Mexican individuals and may not represent less than 50.1% of the ordinary shares.
•    Series “D” shares have no foreign ownership restrictions and may not represent more than 49.9% of the ordinary shares.
•    Series “B” and series “L” are free of transference jointly as long as they are listed as linked units. In case the related units are unlinked, the types B shares and the types L share will each be free transfer.

The capital stock of the Company is as follows:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.38%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100.00%	100.00%

As of December 31, 2023, 2022 and 2021, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Outstanding Shares

Series of shares	2023	2022	2021
A	7,936,628,152	7,936,628,152	7,936,628,152
D	4,668,365,424	4,668,365,424	4,668,365,424
B	1,575,624,195	1,575,624,195	1,575,624,195
L	2,626,040,325	2,626,040,325	2,626,040,325
	16,806,658,096	16,806,658,096	16,806,658,096
The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve amounts to 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company. As of December 31, 2023, 2022 and 2021, this reserve was Ps.412, Ps.412 and Ps.412, respectively, and included in retained earnings.
Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except for restated shareholder contributions (Cuenta de Capital de Aportación CUCA) and when the distributions of dividends come from net taxable income, denominated “Cuenta de Utilidad Fiscal Neta” (CUFIN).
Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. This tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. The Company’s consolidated balances of CUFIN at December 31, 2023, that are not subject to withholding tax, amounted to Ps. 7,925 .
For the years ended December 31, 2023, 2022 and 2021 the dividends declared and paid per share by the Company are as follows:

Series of shares (1)	2023	2022	2021
A	5,754	5,387	5,000
D	3,385	3,169	2,941
L	1,904	1,782	1,654
B	1,142	1,069	993
	12,185	11,407	10,588

(1) At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 27, 2023, the shareholders declared a dividend of Ps. 12,185 that was paid on May 3, 2023 and November 3, 2023. This represents a dividend of Ps.0.7250 per share.

Under Mexican income tax law, dividends, either in cash or in kind, paid to individuals that are Mexican residents, and to individuals and companies that are non-Mexican residents, on the Company´s shares, including the Series L shares and the Series B shares underlying our units, including units represented by ADSs, are subject to a 10.0% Mexican withholding tax, or a lower rate if covered by a tax treaty. Profits that were earned and subject to income tax before January 1, 2014 are exempt from this withholding tax. For 2022 and onwards most of the dividends will correspond to income tax earned after January 1, 2014 therefore will be subject to withholding tax. There were no withholding taxes associated with the payment of dividends in 2021 and 2020 by the Company to its shareholders.

22.2 Capital management
The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balances in order to obtain the lowest cost of capital available. The Company manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during 2023 and 2022.
The Company is not subject to any externally imposed capital requirements, other than the legal reserve (see Note 22.1).
The Company's Finance and Planning Committee reviews the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both nationally and internationally, currently rated AAA and A/A3/A- respectively, which requires us to comply, among others, with the financial metrics that each rating agency considers. As a result, prior to entering new business ventures, acquisitions or divestitures, management evaluates the impact that these transactions can have on its credit rating.